Income tax - Reconciliation of income tax (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Reconciliation of the income tax expense
Loss before income tax expense	$ (30,884)	$ (24,180)	$ (22,013)
At France's statutory income tax rate of 33.33% plus 1.1% surcharge in fiscal 2014, 2015 and 2016	10,633	8,325	7,579
Effect of different tax rates of subsidiaries operating in countries other than France	2,154	(105)	(455)
Non-deductible expenses		(428)	(852)
Non-deductible expenses	231
Effective change in tax rates	(13,056)	(6,428)	(33)
Stock-based compensation	1,741	(688)	0
Deferred tax assets not recognized	(2,261)	(802)	(6,310)
Other items, net	234	63	78
Income tax (expense) benefit	$ (324)	$ (63)	$ 7
Statutory income tax rate (as a percent)	33.33%	33.33%	33.33%	1.10%